As filed with the Securities and Exchange Commission on September 21, 2022

File No. 333-_______

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. ____	[ ]
(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)
ONE NATIONWIDE PLAZA, MAIL CODE 05-02-210, COLUMBUS, OHIO 43215
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)
(614) 435-5787
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
10 WEST NATIONWIDE BOULEVARD	STRADLEY RONON STEVENS, & YOUNG LLP
COLUMBUS, OHIO 43215	2000 K STREET, N.W., SUITE 700 WASHINGTON, D.C. 20006
(NAME AND ADDRESS OF AGENT FOR SERVICE)

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A, Class R6, Eagle Class and Institutional Service Class shares of beneficial interest, without par value, of the Nationwide GQG US Quality Equity Fund, each a series of the Registrant.

It is proposed that this Registration Statement will become effective on October 21, 2022 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

NATIONWIDE MUTUAL FUNDS
One Nationwide Plaza
Mail Code: 5-02-210
Columbus, Ohio 43215
(800) 848-0920

NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND
Class A (NWGHX) / Class C (NWGIX)
Class R6 (NWGJX) / Institutional Service Class (NWGKX)

IMPORTANT SHAREHOLDER INFORMATION

The enclosed Prospectus/Information Statement is being provided to inform you that on or about [_______], 2022, the Nationwide Diamond Hill Large Cap Concentrated Fund, a series of Nationwide Mutual Funds (the “Trust”), will be reorganized with and into the Nationwide GQG US Quality Equity Fund, also a series of the Trust (the “Transaction”). The Prospectus/Information Statement discusses this proposed Transaction and provides you with information that you should consider. The Board of Trustees of the Trust approved the Transaction and concluded that the Transaction is in the best interests of the Nationwide Diamond Hill Large Cap Concentrated Fund and its shareholders.

Please review the information in the Prospectus/Information Statement for your reference. You do not need to take any action regarding your account. On or about [________], 2022, your shares of the Nationwide Diamond Hill Large Cap Concentrated Fund will be converted automatically at their net asset value into the shares of the corresponding class of the Nationwide GQG US Quality Equity Fund.

If you have any questions, please call the Trust toll-free at (800) 848-0920.

i

PROSPECTUS/INFORMATION STATEMENT

TABLE OF CONTENTS

INTRODUCTION
The Transaction	3
How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?	4
What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?	4
What are the general tax consequences of the Transaction?	5
Who manages the Funds?	6
What are the fees and expenses of each Fund and what might they be after the Transaction?	7
How do the performance records of the Funds compare?	11
Where can I find more financial information about the Funds?	14
What are other key features of the Funds?	14
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS	16
What are the differences between the investment objectives of the Target Fund and the Acquiring Fund?	16
What are the most significant differences between the principal strategies and policies of the Target Fund compared to the Acquiring Fund?	16
How do the fundamental investment restrictions of the Target Fund differ from the Acquiring Fund?	18
What are the principal risk factors associated with investments in the Funds?	18
FACTORS CONSIDERED BY THE BOARD	21
INFORMATION ABOUT THE TRANSACTION AND THE PLAN	22
How will the Transaction be carried out?	22
Who will pay the expenses of the Transaction?	22
What are the tax consequences of the Transaction?	23
What should I know about shares of the Target Fund and the Acquiring Fund?	25
What are the capitalizations of the Funds and what might the capitalization be after the Transaction?	26
MORE INFORMATION ABOUT THE FUNDS	27

EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	29

ii

NATIONWIDE MUTUAL FUNDS
One Nationwide Plaza
Mail Code: 5-02-210
Columbus, Ohio 43215
(800) 848-0920

PROSPECTUS/INFORMATION STATEMENT

Dated [__________], 2022

Acquisition of the Assets of:
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND (a series of Nationwide Mutual Funds)
By and in exchange for shares of:
NATIONWIDE GQG US QUALITY EQUITY FUND (a series of Nationwide Mutual Funds)

This Prospectus/Information Statement is being furnished to shareholders of Nationwide Diamond Hill Large Cap Concentrated Fund (the “Target Fund”), a series of Nationwide Mutual Funds (the “Trust”), pursuant to a Plan of Reorganization (the “Plan”) whereby (i) substantially all of the property, assets, and goodwill (“Assets”) of the Target Fund will be acquired by the Nationwide GQG US Quality Equity Fund, also a series of the Trust (the “Acquiring Fund,” and collectively with the Target Fund, the “Funds”), in exchange for shares of the Acquiring Fund (the “Transaction”), and (ii) the Acquiring Fund will assume all of the liabilities of the Target Fund. According to the Plan, the Target Fund will then be liquidated and dissolved following the Transaction. The Board of Trustees of the Trust (the “Board”) has approved the Plan and the Transaction. Shareholders of the Target Fund are not required to and are not being asked to approve the Plan or the Transaction.

Pursuant to the Plan, holders of Class A and Class C shares of the Target Fund will receive the equivalent aggregate net asset value of Class A shares of the Acquiring Fund. Holders of Class R6 shares of the Target Fund will receive the equivalent aggregate net asset value of Class R6 shares of the Acquiring Fund. Holders of Institutional Service Class shares of the Target Fund will receive the equivalent aggregate net asset value of Eagle Class shares of the Acquiring Fund.

The investment goals, strategies and risks of the Funds are substantially similar, however, there are some important differences. The fundamental and non-fundamental investment restrictions of each Fund are substantially similar.

Each Fund is a non-diversified series of the Trust. Nationwide Fund Advisors (“NFA” or the “Adviser”) is the investment adviser to both the Target Fund and the Acquiring Fund. Diamond Hill

Capital Management, Inc. (“Diamond Hill”) is the subadviser to the Target Fund and GQG Partners LLC (“GQG”) is the subadviser to the Acquiring Fund.

This Prospectus/Information Statement provides the information that you should know about the Transaction and about an investment in the Acquiring Fund. You should retain this Prospectus/Information Statement for future reference. A Statement of Additional Information dated [________], 2022 (the “Statement of Additional Information”), relating to this Prospectus/Information Statement contains more information about the Acquiring Fund and the Transaction, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The prospectus of the Acquiring Fund, dated February 28, 2022 (1933 Act File No. 333-40455) (the “Acquiring Fund Prospectus”), is incorporated herein by reference and is considered a part of this Prospectus/Information Statement, and is intended to provide you with information about the Acquiring Fund. A copy of the current summary prospectus for the Acquiring Fund (“Acquiring Fund Summary Prospectus”) accompanies this Prospectus/Information Statement. The prospectus of the Target Fund, dated February 28, 2022 (1933 Act File No. 333-40455) (the “Target Fund Prospectus”), provides additional information about the Target Fund and is incorporated herein by reference. Target Fund shareholders should consult their financial advisor about whether the Acquiring Fund is appropriate for the shareholder’s investment portfolio.

You can request a free copy of the Statement of Additional Information, Acquiring Fund Prospectus or Target Fund Prospectus, the Annual Report to Shareholders of the Acquiring Fund or Target Fund for the fiscal year ended October 31, 2021 (collectively the “Annual Reports”) or the Semiannual Report to Shareholders of the Acquiring Fund or the Target Fund for the period ended April 30, 2022, by calling (800) 848-0920, or by writing to the Trust at: One Nationwide Plaza, Mail Code: 5-02-210, Columbus, Ohio 43215.

Additional information about the Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC’s internet site at www.sec.gov. Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by mailing a written request to U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

INTRODUCTION

This Introduction is only a summary of certain information contained in this Prospectus/Information Statement. You should read the more complete information in the rest of this Prospectus/Information Statement, including the Plan, attached as Exhibit A, and the Acquiring Fund Summary Prospectus included with this Prospectus/Information Statement.

The Transaction

The Plan provides for: (i) the acquisition by the Acquiring Fund of substantially all of the Assets of the Target Fund in exchange solely for Class A, Class R6 and Eagle Class shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; (iii) the pro rata distribution of each class of Acquiring Fund Shares to the shareholders of its corresponding class of shares of the Target Fund, as described below, in complete liquidation of the Target Fund; and (iv) the liquidation and dissolution of the Target Fund.  At a meeting held on September 14, 2022, the Board, including a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), approved the Plan.

At the closing of the Transaction, all of the Target Fund’s Assets will be transferred to the Acquiring Fund in exchange for the Acquiring Fund Shares equal in value to the Assets of the Target Fund that are transferred to the Acquiring Fund and the Acquiring Fund will assume all of the liabilities of the Target Fund. The Acquiring Fund Shares will then be distributed pro rata to the Target Fund’s shareholders and the Target Fund will be liquidated and dissolved.

The Transaction will result in your shares of the Target Fund being exchanged for Acquiring Fund Shares equal in value (but having a different price per share) to your shares of the Target Fund. In particular, shareholders of Class A and Class C shares of the Target Fund will receive Class A shares of the Acquiring Fund. Shareholders of Class R6 shares of the Target Fund will receive Class R6 shares of the Acquiring Fund. Shareholders of Institutional Service Class shares of the Target Fund will receive Eagle Class shares of the Acquiring Fund. This means that you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on a date agreed upon by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or around [________], 2022. Class A and Class C shareholders of the Target Fund will not be assessed sales charges, including any contingent deferred sales charge, for the exchange of their shares for Class A shares of the Acquiring Fund. Subsequent purchases of Class A shares of the Acquiring Fund will, however, be subject to applicable sales charges.

For the reasons set forth below under “Reasons for the Transaction,” the Board has determined that the Transaction is in the best interests of the Target Fund and the Acquiring Fund. The Board has also concluded that the interests of the existing shareholders of the Target Fund and the existing shareholders of the Acquiring Fund will not be diluted as a result of the Transaction.

How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?
Investment Objectives. The Target Fund and the Acquiring Fund both seek long-term capital appreciation. The Funds’ investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies and Policies.  The principal strategies of the Target Fund and the Acquiring Fund are substantially similar, yet they also have some important differences. The Target Fund invests primarily in common stocks of large-cap U.S. companies, and under normal circumstances, the Target Fund invests at least 80% of its net assets in equity securities of large-cap companies, which are defined as companies whose capitalization is similar to the companies that comprise the Russell 1000 Index.  The Acquiring Fund, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. issuers.  Equity securities in which the Acquiring Fund invests are primarily common stocks of large-cap companies with market capitalizations similar to the companies that comprise the S&P 500 Index.   The Target Fund uses a value style of investing, in that it seeks companies that may be trading at prices that do not reflect their intrinsic values.  The Acquiring Fund seeks to buy companies that its subadviser believes are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth.  Subject to its subadviser's criteria for quality, many of the stocks in which the Acquiring Fund invests may be considered to be “growth” stocks, in that they may have above-average rates of earnings growth and thus may experience above-average increases in stock prices. The Acquiring Fund also may purchase stocks that would not fall into the traditional “growth” style box.  Both Funds may invest in stocks of foreign companies, but the Acquiring Fund may invest in equity securities of companies in emerging markets. The Acquiring Fund may also purchase securities of companies in initial public offerings (IPOs) or shortly thereafter, which can be subject to greater volatility than seasoned issuers. The Acquiring Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors.

Each Fund is classified as “non-diversified” under applicable federal law, meaning that a relatively high percentage of each Fund’s assets may be invested in a limited number of issuers.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?
Although the Acquiring Fund and Target Fund share many of the same types of principal risks, there also are some differences in the investment risks of the two Funds. Specifically, the Target Fund and Acquiring Fund share the following principal risks: equity securities risk, market risk, selection risk, foreign securities risk and non-diversified fund risk. The Target Fund is subject to value style risk while the Acquiring Fund is subject to growth stocks risk. In addition, the Acquiring Fund is subject to emerging markets risk, sector risk, initial public offering risk and redemptions risk, whereas the Target Fund is not subject to these principal risks. For a detailed comparison of each Fund’s principal risks, see the section below entitled “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks.”

What are the general tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes (although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position). This means that no gain or loss will be recognized by the Target Fund or Target Fund shareholders as a direct result of the Transaction. Specifically, the Target Fund will recognize no gain or loss upon the acquisition by the Acquiring Fund of the assets and the assumption of the liabilities, if any, of the Target Fund. In addition, when Target Fund shares are exchanged for Acquiring Fund Shares pursuant to the Transaction, Target Fund shareholders will recognize no gain or loss on the exchange, and Target Fund shareholders will have the same aggregate tax basis and holding period with respect to the Acquiring Fund Shares as the shareholder’s tax basis and holding period in such shareholder’s Target Fund shares immediately before the exchange. The Acquiring Fund will “inherit” the tax attributes of the dissolving Target Fund, including the Target Fund’s cost basis in its assets.

NFA anticipates that approximately 85% of the Target Fund’s portfolio will be transitioned before the consummation of the Transaction, subject to any restrictions imposed by the Internal Revenue Code. The repositioning will occur at the sector and the industry levels to more closely align those exposures to those of the S&P 500 Index, the Acquiring Fund’s benchmark, with respect to individual equity securities.  Based on that assumption, NFA currently estimates that brokerage commissions and other transaction costs associated with such portfolio transitioning will be approximately $5,436.41. The unrealized capital gains resulting from the sale of the Target Fund’s portfolio securities will become realized capital gains and will be distributed to the Target Fund shareholders just prior to the consummation of the Transaction. Such distributions will be taxable to Target Fund shareholders.

For example, if the repositioning had occurred on August 31, 2022, the Target Fund would have recognized approximately 11.4% per share in capital gains as a result of the sale of such portfolio securities before consummation of the Transaction.  The Acquiring Fund would inherit the unrealized capital gains or losses on the remaining 15% of the Target Fund’s portfolio upon consummation of the Transaction, bringing the Acquiring Fund’s post-Transaction unrealized position to 6.6% per share.  Therefore, for the new combined Fund, there should be no realized capital gains.  The Acquiring Fund will distribute all of its realized capital gains in December 2022, and the Target Fund will not bring any realized capital gains to the Transaction (i.e., the Target Fund will distribute any realized capital gains in prior to the consummation of the Transaction).  The combined Fund will have approximately 6.6% per share in unrealized capital gains (the current 8.0% per share of the Acquiring Fund and approximately 2.2% per share of the Target Fund that will come over, divided by the new, larger net asset base).

You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about the state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only.

For more detailed information about the federal income tax consequences of the Transaction, see “Information about the Transaction and the Plan – What are the tax consequences of the Transaction?”

Who manages the Funds?
Nationwide Fund Advisors (“NFA” or the “Adviser”), One Nationwide Plaza, Mail Code: 5-02-210, Columbus, Ohio 43215, manages the investment of each Fund’s assets and supervises the daily business affairs of the Funds. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. As of June 30, 2022, NFA managed in the aggregate approximately $88.6 billion in assets under management.

Subject to the supervision of NFA and the Board, a subadviser manages each Fund’s assets in accordance with each Fund’s investment objectives and strategies.  Each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Target Fund

Diamond Hill Capital Management, Inc. (“Diamond Hill”) is the subadviser to the Target Fund. Diamond Hill is located at 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215. Diamond Hill is an Ohio corporation that has been a registered investment adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since 2000.

Charles Bath, CFA, and Austin Hawley, CFA, are responsible for the day-to-day management of the Target Fund. Mr. Bath serves as a Portfolio Manager for Diamond Hill and has been associated with Diamond Hill since 2002. Mr. Hawley serves as a Portfolio Manager for Diamond Hill and has been associated with Diamond Hill since 2008.

Acquiring Fund

GQG Partners LLC (“GQG”) is the subadviser to the Acquiring Fund. GQG is located at 450 East Las Olas Boulevard, Suite 750, Fort Lauderdale, Florida 33301. GQG is a Delaware limited liability company founded in 2016 and is an SEC-registered investment adviser. GQG is a wholly owned subsidiary of GQG Partners Inc., a Delaware corporation that is listed on the Australian Securities Exchange.

Rajiv Jain is the lead portfolio manager with final decision-making authority for the portfolio management of the Acquiring Fund. James Anders, CFA, serves as the deputy portfolio manager and collaborates with Mr. Jain on all aspects of security selection and portfolio construction with respect to the Acquiring Fund.

Mr. Jain is Chairman and Chief Investment Officer of GQG and also serves as the lead portfolio manager for all GQG strategies. He joined GQG in 2016. Prior to joining GQG in 2016, he served as a Co-Chief Executive Officer, Chief Investment Officer and Head of Equities at Vontobel Asset Management (“Vontobel”).  He joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios.

Mr. Anders is Senior Investment Analyst at GQG. He joined GQG in 2017. Prior to joining GQG, Mr. Anders was a Senior Vice President and research analyst at Mercator Asset Management from 2013 to 2017.

GQG will continue to subadvise the Acquiring Fund after the Transaction.

The Statement of Additional Information (“SAI”) for the Funds, dated February 28, 2022, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the SAI for the Funds, please see the section entitled, “More Information about the Funds.”
What are the fees and expenses of each Fund and what might they be after the Transaction?
The following tables describe the fees and expenses that you may pay when buying and holding shares of the Funds, depending on the share class you hold, followed by those estimated to be charged with respect to the corresponding class of Acquiring Fund Shares after the Transaction. The operating expenses shown for the Funds are based on expenses incurred during the Funds’ 12-month period ended April 30, 2022. The tables below also include the pro forma expenses for the Acquiring Fund after the Transaction with the Target Fund and for the relevant share classes.

FEE TABLES FOR THE FUNDS

Class A Shares and Class C Shares
	Actual			Pro forma*
	Nationwide Diamond Hill Large Cap Concentrated Fund (Target Fund) – Class A	Nationwide Diamond Hill Large Cap Concentrated Fund (Target Fund) – Class C	Nationwide GQG US Quality Equity Fund (Acquiring Fund) – Class A	Nationwide GQG US Quality Equity Fund (Acquiring Fund) – Class A after Transaction with Nationwide Diamond Hill Large Cap Concentrated Fund (Target Fund)
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	0.25%
Other Expenses	0.92%	0.92%	0.45%	0.42%

Total Annual Fund Operating Expenses	1.72%	2.47%	1.15%	1.12%
Fee Waiver/Expense Reimbursement	(0.79)%[1]	(0.79)%[1]	(0.35)%[2]	(0.32)%[2,3]
Total Annual Fund Operating Expenses (after waivers)	0.93%	1.68%	0.80%	0.80%

Class R6 Shares
Actual	Pro forma*
Nationwide Diamond Hill Large Cap Concentrated Fund (Target Fund) – Class R6	Nationwide GQG US Quality Equity Fund (Acquiring Fund) – Class R6	Nationwide GQG US Quality Equity Fund (Acquiring Fund) – Class R6 after Transaction with Nationwide Diamond Hill Large Cap Concentrated Fund (Target Fund)
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.84%	0.39%	0.34%
Total Annual Fund Operating Expenses	1.39%	0.84%	0.79%
Fee Waiver/Expense Reimbursement	(0.79)%[1]	(0.35)%[2]	(0.30)%[2]
Total Annual Fund Operating Expenses (after waivers)	0.60%	0.49%	0.49%

Institutional Service Class Shares and Eagle Class Shares
	Actual		Pro forma*
	Nationwide Diamond Hill Large Cap Concentrated Fund (Target Fund) – Institutional Service Class	Nationwide GQG US Quality Equity Fund (Acquiring Fund) – Eagle Class	Nationwide GQG US Quality Equity Fund (Acquiring Fund) – Eagle Class after Transaction with Nationwide Diamond Hill Large Cap Concentrated Fund (Target Fund)
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	1.04%	0.43%	0.44%
Total Annual Fund Operating Expenses	1.59%	0.88%	0.89%
Fee Waiver/Expense Reimbursement	(0.79)%[1]	(0.35)%[2]	(0.30)%[2]
Total Annual Fund Operating Expenses (after waivers)	0.80%	0.53%	0.59%

*	Actual expense ratios reflect annual fund operating expenses for the twelve-month period ended April 30, 2022. Pro forma expenses are estimated as if the Transaction occurred on May 1, 2021.
[1]
Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual Target Fund operating expenses to 0.60% until at least February 28, 2023. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Target Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Target Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request

[2]
and receive reimbursement from the Target Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Target Fund was made. However, no reimbursement may be made unless: (i) the Target Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Target Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
The Trust and the Adviser have entered into a written contract limiting annual Acquiring Fund operating expenses to 0.49% until at least February 28, 2025. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Acquiring Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Acquiring Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Acquiring Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Acquiring Fund was made. However, no reimbursement may be made unless: (i) the Acquiring Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Acquiring Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

[3]
The Trust and Nationwide Financial Services, Inc. (“NFS”) have entered into a written contract pursuant to which NFS has agreed to reimburse 0.02% of the administrative services fee attributable to Class A shares of the Acquiring Fund for the period from the Closing Date through two years from the date thereof.  The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

Examples

These Examples are intended to help you compare the costs of investing in Target Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Transaction. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. The Examples assume a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fee Tables for the Funds.” Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Class A and Class C
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class A Shares	$664	$1,013	$1,385	$2,426
Target Fund – Class C Shares Acquiring Fund – Class A Shares	271 652	694 887	1,244 1,140	2,746 1,863
Pro forma Acquiring Fund – Class A Shares (after the Transaction with Target Fund)	652	881	1,127	1,833

Class R6
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class R6 Shares	$61	$362	$685	$1,600
Acquiring Fund – Class R6 Shares	50	233	432	1,005
Pro forma Acquiring Fund – Class R6 Shares (after the Transaction with Target Fund)	50	222	409	950

Institutional Service Class and Eagle Class
	1 Year	3 Years	5 Years	10 Years
Target Fund – Institutional Service Class Shares	$82	$424	$791	$1,822
Acquiring Fund – Eagle Class Shares	154	246	453	1,052
Pro forma Acquiring Fund – Eagle Class Shares (after the Transaction with Target Fund)	160	254	464	1,068

These are just examples. They do not represent past or future expenses or returns. Each Fund pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds comprise expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.
How do the performance records of the Funds compare?
The following bar chart and tables provide some indication of the risks of investing in the Funds. The bar chart shows the volatility or variability of the Target Fund’s annual total returns over time and shows that the Target Fund’s performance can change from year to year. A bar chart for the Acquiring Fund is not provided because the Acquiring Fund did not complete one full calendar year of operations as of the date of the Prospectus, February 28, 2022. A Year-to-Date Total Return as of June 30, 2022, is shown below for the Acquiring Fund. The tables show the Target Fund’s and Acquiring Fund’s average annual total returns for certain time periods compared to the returns of the Russell 1000® Value Index and the S&P 500 Index, the current benchmarks for the Target Fund and Acquiring Fund, respectively.  Remember, however, that past performance (before and after tax) is not necessarily an indication of how either the Target Fund or Acquiring Fund will perform in the future.

The Target Fund has adopted the historical performance of the HighMark Large Cap Core Equity Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Target Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Target Fund and the Predecessor Fund had substantially similar investment goals and strategies. The Target Fund’s performance of the Predecessor Fund. At the time of the reorganization, the Target Fund and the Predecessor Fund had substantially similar investment goals and strategies. The Target Fund’s performance prior to November 13, 2017, reflects returns pursuant to different principal investment strategies and a different subadviser. If the Target Fund’s current strategies and subadviser had been in place for the prior period, the performance information shown may have been different.

Historical performance for Class A, Class C and Institutional Service Class shares of the Target Fund is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund. The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.

Nationwide Diamond Hill Large Cap Concentrated Fund – Class A

Annual Total Returns
(Years Ended December 31,)

Highest Quarter: 16.66% - 2Q 2020
Lowest Quarter: -25.36% - 1Q of 2020
Year-to-Date Total Return as of June 30, 2022: -20.13%

Nationwide GQG US Quality Equity Fund – Class R6
Year-to-Date Total Return as of June 30, 2022: -1.96%

	Average Annual Total Returns for the Periods Ended December 31, 2021
	1 Year	5 Years	10 Years	Since Acquiring Fund Inception (1/25/21)
Target Fund – Class A	19.24%	13.36%	13.39%	23.94%
Target Fund – Class C	24.50%	13.87%	13.27%	22.99%
Acquiring Fund – Class A	N/A	N/A	N/A	13.51%
Target Fund – Class R6	26.84%	15.12%	14.44%	24.43%
Acquiring Fund – Class R6	N/A	N/A	N/A	20.91%
Target Fund – Institutional Service Class	26.59%	14.90%	14.29%	24.19%
Acquiring Fund – Eagle Class	N/A	N/A	N/A	20.84%
Performance Benchmark for Target Fund
Russell 1000® Value Index[1]	25.16%	11.16%	12.97%	25.16%
Performance Benchmark for Acquiring Fund
S&P 500® Index[1]	28.71%	18.47%	16.55%	25.74%

1 Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

In addition, the performance history of the Target Fund and the Acquiring Fund, as of June 30, 2022 is shown below:

	Average Annual Total Returns for the Periods Ended June 30, 2022
	1 Year	5 Years	10 Years	Since Acquiring Fund Inception (1/25/21)
Target Fund – Class A	-17.05%	6.50%	9.77%	-0.71%
Target Fund – Class C	-13.44%	7.00%	9.67%	-1.44%

Acquiring Fund – Class A	-1.60%	N/A	N/A	7.66%
Target Fund – Class R6	-11.65%	8.16%	10.80%	-0.26%
Acquiring Fund – Class R6	4.76%	N/A	N/A	12.65%
Target Fund – Institutional Service Class	-11.87%	7.97%	10.65%	-0.46%
Acquiring Fund - Eagle Class	4.73%	N/A	N/A	12.61%
Performance Benchmark for Target Fund
Russell 1000® Value Index[1]	-6.82%	7.17%	10.50%	5.96%
Performance Benchmark for Acquiring Fund
S&P 500® Index[1]	-10.62%	11.31%	12.96%	2.00%

1 Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

Where can I find more financial information about the Funds?
The Funds’ Annual Reports contain a discussion of each Fund’s performance during their fiscal year ending October 31, 2021, and show per share information for each of the previous five fiscal years or since inception, if less than five fiscal years. These documents, and each Fund’s most recent Semiannual Report dated April 30, 2022, are available upon request. (See “More Information about the Funds.”)

What are other key features of the Funds?
Investment Advisory Fees. NFA is the investment adviser of each Fund. NFA has entered into separate investment advisory agreements relating to each Fund and each Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. The investment advisory fees for the Funds are:

Fund	Investment Advisory Fee
Nationwide Diamond Hill Large Cap Concentrated Fund
0.55% on assets up to $1 billion;
0.53% on assets of $1 billion and more but less than $2 billion;
0.51% on assets of $2 billion and more but less than $5 billion; and
0.49% on assets of $5 billion and more

Nationwide GQG US Quality Equity Fund	0.45% on assets up to $1 billion; and 0.42% on assets of $1 billion and more

Distribution Services. Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), One Nationwide Plaza, Mail Code 5-02-10, Columbus, Ohio 43215, serves as principal underwriter for both Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007. In its capacity as principal underwriter, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge and 12b-1 fee, if any, imposed upon the sale of shares of each Fund. The Underwriting Agreement with the Trust covers both Funds.

Rule 12b-1 Plans. The Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) and under the 1940 Act for each Fund’s Class A shares, and the Class C shares of the Target Fund. The Rule 12b-1 Plan permits each Fund to compensate NFD, as each Fund’s principal underwriter, for expenses associated with the distribution of Class A shares of the Funds and Class C shares of the Target Fund. Although actual distribution expenses may be more or less, Class A shares and Class C shares pay NFD an annual fee under the Rule 12b-1 Plan an amount not exceeding 0.25% and 1.00%, respectively. The Rule 12b-1 Plan applies to both Funds.

Purchase, Exchange and Redemption Procedures. There are no differences between each Fund’s procedures with regard to the purchase, exchange and redemption of Fund shares. You may refer to the prospectus for the Funds under the section entitled “Investing with Nationwide Funds” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of each Fund’s shares. In summary, the purchase, exchange, and redemption price of each share of the Funds is its net asset value next determined after the order is received in good order by the Fund or its agent. Shares may be redeemed or exchanged at any time, subject to certain restrictions.

Dividends, Distributions and Taxes. Each Fund’s procedures with regard to dividends, distributions and taxes are identical. You may refer to the prospectus for the Funds under the section entitled “Distributions and Taxes.” In summary, substantially all of each Fund’s net investment income, if any, is declared and paid as a dividend each quarter. Any net realized capital gains of each Fund will be declared and paid to shareholders at least annually. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash.

Sales Charges. The sales charge structure for Class A shares of the Target Fund and the Acquiring Fund are identical. Class C shares of the Target Fund are subject to a contingent deferred sales charge (“CDSC”) of 1.00% when redeemed within one year of their purchase. Class R6 of the Funds and Institutional Service Class shares of the Target Fund and Eagle Class shares of the Acquiring Fund are not subject to any sales charges.

Target Fund shareholders will not pay any sales charge as a result of the Transaction.  Following the Transaction, former holders of Class C shares of the Target Fund who redeem shares they received in the Transaction will not be required to pay a CDSC since holders of Class C shares of the Target Fund will receive Class A shares of the Acquiring Fund, which are not subject to a CDSC. Subsequent purchases of Class A shares will, however, be subject to applicable sales charges.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS

This section describes the investment objectives, principal strategies and the key investment policies of the Funds, as well as the principal risks associated with such objectives, principal strategies and policies. For a complete description of the Acquiring Fund’s principal strategies, policies and principal risks, you should read the Acquiring Fund Summary Prospectus, which is included with this Prospectus/Information Statement.

What are the differences between the investment objectives of the Target Fund and the Acquiring Fund?
The Target Fund and the Acquiring Fund both seek long-term capital appreciation. The Funds’ investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

What are the most significant differences between the principal strategies and policies of the Target Fund compared to the Acquiring Fund?
The principal strategies of the Target Fund and the Acquiring Fund are substantially similar, yet they also have some important differences. The Target Fund has a policy of investing, under normal circumstances, at least 80% of its net assets in equity securities of large-cap companies, and the Acquiring Fund has a policy of investing, under normal circumstances, in at least 80% of its net assets in equity securities of U.S. issuers.  Many of the stocks that the Target Fund buys also are U.S. issuers, and many of the stocks that the Acquiring Fund buys also are large-cap stocks.  The Target Fund is benchmarked to the Russell 1000 Value Index, and the Acquiring Fund is benchmarked to the S&P 500 Index.  The Target Fund uses a value style of investing, in that it seeks companies that may be trading at prices that do not reflect their intrinsic values.  The Acquiring Fund seeks to buy companies that its subadviser believes are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth.  Subject to its subadviser's criteria for quality, many of the stocks in which the Acquiring Fund invests may be considered to be “growth” stocks, in that they may have above-average rates of earnings growth and thus may experience above-average increases in stock prices. The Acquiring Fund also may purchase stocks that would not fall into the traditional “growth” style box.  Both Funds may invest in stocks of foreign companies, but the Acquiring Fund may invest in equity securities of companies in emerging markets. The Acquiring Fund may also purchase securities of companies in initial public offerings (IPOs) or shortly thereafter, which can be subject to greater volatility than seasoned issuers. The Acquiring Fund may also emphasize one or more particular industries or sectors.

Diamond Hill, the subadviser to the Target Fund, is responsible for the day-to-day management of the Target Fund’s portfolio. GQG, the subadviser to the Acquiring Fund, is responsible for the day-to-day management of the Acquiring Fund’s portfolio.

Each Fund is classified as “non-diversified” under applicable federal law and a relatively high percentage of each Fund’s assets will be invested in a limited number of issuers.

Target Fund

The Target Fund invests primarily in common stocks of large-cap U.S. companies, utilizing a value style of investing. In other words, the Target Fund seeks companies that may be trading at prices that do not reflect a company’s intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary. Under normal circumstances, the Target Fund invests at least 80% of its net assets in equity securities of large-cap companies. The Target Fund currently considers large-cap companies as those with market capitalizations similar to those of companies included in the Russell 1000® Index. The Target Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The Target Fund may also invest in stocks of foreign companies.

The subadviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the subadviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The subadviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the subadviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity.

In constructing a portfolio of securities, the subadviser is not constrained by the sector or industry weights in the Target Fund’s benchmark. The subadviser relies on individual stock selection and discipline in the investment process to add value and assigns the highest portfolio security weights to companies in which the subadviser has the highest level of conviction. The Fund is classified as a “non-diversified fund” under the 1940 Act, which means that a relatively high percentage of the Target Fund’s assets may be invested in a limited number of issuers. The subadviser may sell a security as it reaches the subadviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating; or if it identifies a stock that it believes offers a better investment opportunity.

Acquiring Fund

Under normal circumstances, the Acquiring Fund invests at least 80% of its net assets in equity securities of U.S issuers. Equity securities that the Acquiring Fund buys primarily are common stocks of large-cap companies, i.e., those with market capitalizations similar to those of companies included in the S&P 500 Index. The Acquiring Fund makes market capitalization determinations with respect to a security at the time of its purchase. The Acquiring Fund may invest in equity securities of foreign companies in both developed and emerging markets. Although the Acquiring Fund typically invests in seasoned issuers, it may, depending on the appropriateness to the Acquiring Fund’s strategy and availability in the marketplace, purchase securities of companies in initial public offerings (IPOs) or shortly thereafter, which can be subject to greater volatility than seasoned issuers.

The Acquiring Fund’s subadviser seeks to capture market inefficiencies which it believes are driven by investors’ propensity to be short-sighted and overly focused on quarter-to-quarter price movements, rather than a company’s fundamentals over a longer time horizon (5 years or more). The subadviser believes that this market inefficiency may lead investors to underappreciate the compounding potential of quality, growing companies. To identify this subset of companies, the subadviser generates investment ideas from a variety of sources, ranging from institutional knowledge and industry contacts, to the subadviser’s proprietary screening process that seeks to identify suitable companies based on several quality factors, such as rates of return on equity and total capital, margin stability and profitability. Ideas are then subject to rigorous fundamental analysis as the subadviser seeks to identify and invest in companies that it believes reflect higher quality opportunities on a forward-looking basis. Specifically, the subadviser seeks to buy companies that it believes are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth. The subadviser seeks to outperform peers over a full market cycle by seeking to capture market upside while limiting downside risk. For these purposes, a full market cycle can be measured from a point in the market cycle (e.g., a peak or trough) to the corresponding point in the next market cycle.

Subject to the subadviser's criteria for quality, many of the stocks in which the Acquiring Fund invests may be considered to be “growth” stocks, in that they may have above-average rates of earnings growth and thus may experience above-average increases in stock prices. The Acquiring Fund also may purchase stocks that would not fall into the traditional “growth” style box. In constructing a portfolio of securities, the subadviser is not constrained by sector or industry weights of the Acquiring Fund’s benchmark. The Acquiring Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors. The subadviser relies on individual stock selection driven by a bottom-up research process rather than seeking to add value based on “top-down,” macro-based criteria.

The subadviser may sell a stock if the subadviser believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the subadviser has otherwise lost conviction that the company reflects a higher quality opportunity relative to other available investments on a forward-looking basis. The subadviser also may sell a stock if the company has met its price target or is involved in a business combination, if the subadviser identifies a more attractive investment opportunity, or the subadviser wishes to reduce the Acquiring Fund’s exposure to the company or a particular country or geographic region.

The Acquiring Fund is classified as a “non-diversified fund” under the 1940 Act, which means that a relatively high percentage of the Acquiring Fund’s assets may be invested in a limited number of issuers.

How do the fundamental investment restrictions of the Target Fund differ from the Acquiring Fund?
The Funds have adopted materially identical fundamental investment restrictions. Neither Fund may change any of its fundamental investment restrictions without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding shares means the vote of (A) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding voting securities, whichever is less. The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund’s Statement of Additional Information dated February 28, 2022 (1933 Act File No. 333-40455), which is incorporated by reference into the SAI relating to this Prospectus/Information Statement and is available upon request.

What are the principal risk factors associated with investments in the Funds?
Like all investments, an investment in either of the Funds involves risk. There is no assurance that the Funds will meet their investment objectives. A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. If the value of a Fund’s investments goes down, you may lose money.

Although the Acquiring Fund and Target Fund share many of the same types of principal risks, there also are some differences in the investment risks of the two Funds. Specifically, the Target Fund and Acquiring Fund share the following principal risks: equity securities risk, market risk, selection risk, foreign securities risk and non-diversified fund risk. The Target Fund is subject to value style risk while the Acquiring Fund is subject to growth stocks risk. In addition, the Acquiring Fund is subject to emerging markets risk, sector risk, initial public offering risk and redemptions risk, whereas the Target Fund is not subject to these principal risks.

Investments in the Funds, as indicated below, are subject to the following principal risks:

Emerging markets risk (Acquiring Fund) – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting and auditing standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Many emerging markets also have histories of political instability and abrupt changes in policies, and the ability to bring and enforce actions may be limited. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, unexpected market closures and ethnic, religious and racial conflicts.

Equity securities risk (Target Fund and Acquiring Fund) – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Foreign securities risk (Target Fund and Acquiring Fund) – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Growth stocks risk (Acquiring Fund) – growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Initial public offering risk (Acquiring Fund) – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Market risk (Target Fund and Acquiring Fund) – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Following Russia's invasion of Ukraine in late February 2022, various countries, including the United States, as well as NATO and the European Union, issued broad-ranging economic sanctions against Russia and Belarus. The resulting responses to the military actions (and potential further sanctions in response to continued military activity), the potential for military escalation and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional counter measures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of ongoing hostilities and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.

The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Nondiversified fund risk (Target Fund and Acquiring Fund) – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Redemptions risk (Acquiring Fund)– the Fund may be an investment option for other mutual funds that are managed as “funds-of- funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments. Large or continuous redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If funds-of-funds or other large shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity.

Sector risk (Acquiring Fund) – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.

Selection risk (Target Fund and Acquiring Fund) – selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Value style risk (Target Fund) – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

FACTORS CONSIDERED BY THE BOARD

The Trustees considered NFA’s statement that the Acquiring Fund would offer the Target Fund shareholders a concentrated large-cap strategy similarly focused on intrinsic valuation, but with a lower investment advisory fee and operating expenses.  They also considered NFA’s statement that merging the Target Fund into the Acquiring Fund would enable the Target Fund’s shareholders to continue to invest in a concentrated, high-conviction large-cap portfolio that focuses on high-quality businesses, but at a reduced cost. The Trustees considered NFA’s view that the consolidation of assets into a single fund would assist the Acquiring Fund in achieving a level of assets following the Transaction that might make the Fund eligible for many mutual fund distribution platforms, potentially allowing the combined Fund to grow, to the benefit of all shareholders.  The Trustees considered NFA’s statement that the Transaction would result in a reduction of advisory fees incurred by former Target Fund shareholders, and that former Target Fund shareholders would incur other operating expenses at reduced levels in amounts that vary by share class.

The Trustees considered that NFA would bear all expenses (other than brokerage expenses and capital gains taxes) of the Transaction; that the Transaction would be effected on the basis of each Fund’s net asset values per share; and that NFA had otherwise determined that the Transaction would not result in the dilution of the interest of shareholders of any Fund, including after consideration of the tax effects of the Transaction.

Based on its review of these factors and other information presented to it, and on the basis of NFA’s recommendations, the Board, including a majority of the Independent Trustees, determined that the Transaction would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Transaction.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

This is only a summary of the Plan and is qualified in its entirety by the Plan. You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Transaction be carried out?
The Transaction will take place after the parties to the Plan satisfy various conditions. On the Closing Date, the Target Fund will deliver to the Acquiring Fund all of its Assets, and the Acquiring Fund will assume any liabilities of the Target Fund. In exchange, the Trust, on behalf of the Target Fund, will receive Acquiring Fund Shares to be distributed pro rata to the Target Fund’s shareholders. The value of the Assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date (the “Valuation Date”). Both Funds are subject to the same Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s net asset value.

The stock transfer books of the Target Fund will be permanently closed as of the close of business of the NYSE on the business day before the Valuation Date. The Target Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Board. The Board may also agree to terminate and abandon the Transaction at any time or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?
The expenses related to the Transaction (excluding brokerage costs and capital gains taxes), including the costs associated with the delivery of this Prospectus/Information Statement, will be paid by NFA. Brokerage costs related to the repositioning of the Target Fund will be paid by the Target Fund, which ultimately are paid by shareholders of the Target Fund. Brokerage costs following the Transaction will be paid by the Acquiring Fund, which ultimately are paid by all shareholders of the Acquiring Fund. Because of portfolio repositioning that will occur prior to the Transaction, the Target Fund will distribute all realized capital gains to its shareholders before the Transaction is completed.

What are the tax consequences of the Transaction?

The following is a general summary of the material federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and the Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Closing Date.

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Transaction. Based on certain assumptions and customary representations to be made on behalf of the Target Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Transaction, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the Acquiring Fund, (ii) the Acquiring Fund will not recognize any gain or loss upon receipt by the Acquiring Fund of the Target Fund’s assets, (iii) the Target Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Target Fund, (iv) the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Target Fund immediately prior to the Transaction, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Target Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts. If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its the Target Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Target Fund Dividend Distribution. Prior to the closing of the Transaction, the Target Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Transaction.

Sale of Assets. NFA anticipates that approximately 85% of the Target Fund’s portfolio will be transitioned before the consummation of the Transaction, subject to any restrictions imposed by the Internal Revenue Code. The repositioning will occur at the sector and the industry levels to more closely align those exposures to those of the S&P 500 Index, the Acquiring Fund’s benchmark, with respect to individual equity securities.  Based on that assumption, NFA currently estimates that brokerage commissions and other transaction costs associated with such portfolio transitioning will be approximately $5,436.41. The unrealized capital gains resulting from the sale of the Target Fund’s portfolio securities will become realized capital gains and will be distributed to the Target Fund shareholders just prior to the consummation of the Transaction. Such distributions will be taxable to Target Fund shareholders.

For example, if the repositioning had occurred on August 31, 2022, the Target Fund would have recognized approximately 11.4% per share in capital gains as a result of the sale of such portfolio securities before consummation of the Transaction.  The Acquiring Fund would inherit the unrealized capital gains or losses on the remaining 15% of the Target Fund’s portfolio upon consummation of the Transaction, bringing the Acquiring Fund’s post-Transaction unrealized position to 6.6% per share.  Therefore, for the new combined Fund, there should be no realized capital gains.  The Acquiring Fund will distribute all of its realized capital gains in December 2022, and the Target Fund will not bring any realized capital gains to the Transaction (i.e., the Target Fund will distribute any realized capital gains in prior to the consummation of the Transaction).  The combined Fund will have approximately 6.6% per share in unrealized capital gains (the current 8.0% per share of the Acquiring Fund and approximately 2.2% per share of the Target Fund that will come over, divided by the new, larger net asset base).

General Limitations on Capital Losses. The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Transaction. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to increase the amount of taxable gain to the combined Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Transaction on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has built-in gains at the time of the Transaction that are realized by the combined Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year. As of April 30, 2022, neither Fund had any capital loss carryovers.

Appreciation in Value of Investments.  Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the Acquiring Fund.  As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.  In addition, if the Acquiring Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred.  If the repositioning of the Target Fund had occurred on August 31, 2022, the Target Fund would have recognized approximately 11.4% per share in capital gains as a result of the sale of such portfolio securities before consummation of the Transaction.  The Acquiring Fund would inherit the unrealized capital gains or losses on the remaining 15% of the Target Fund’s portfolio upon consummation of the Transaction, bringing the Acquiring Fund’s post-Transaction unrealized position to 6.6% per share.  Therefore, for the new combined Fund, there should be no realized capital gains.  The Acquiring Fund will distribute all of its realized capital gains in December 2022, and the Target Fund will not bring any realized capital gains to the Transaction (i.e., the Target Fund will distribute any realized capital gains prior to the consummation of the Transaction).  The combined Fund will have approximately 6.6% per share in unrealized capital gains (the current 8.0% per share of the Acquiring Fund and approximately 2.2% per share of the Target Fund that will come over, divided by the new, larger net asset base).  As a result, shareholders of the Acquiring Fund may receive a greater amount of taxable distributions than they would have had a Transaction not occurred.

Tracking Your Basis and Holding Period. After the Transaction, a shareholder will continue to be responsible for tracking the adjusted tax basis and holding period of its shares for federal income tax purposes.

General. This discussion is only a general summary of certain U.S. federal income tax consequences. You should consult your tax advisor regarding the U.S. federal income tax consequences to you, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion is only a general summary of certain U.S. federal income tax consequences.

What should I know about shares of the Target Fund and Acquiring Fund?
Upon the Closing of the Transaction, Class A and Class C shares of the Target Fund will merge with and into Class A shares of the Acquiring Fund, Class R6 shares of the Target Fund will merge with and into Class R6 shares of the Acquiring Fund and Institutional Service Class shares of the Target Fund will merge with and into Eagle Class shares of the Acquiring Fund. The fees and expenses of each Class are provided above in the section “Fee Tables for the Target Fund and Acquiring Fund.”

Full and fractional Acquiring Fund Shares will be distributed to shareholders of the Target Fund in accordance with the procedures described above. When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights. The Acquiring Fund Shares will be recorded electronically in each shareholder’s account. The Acquiring Fund will then send a confirmation to each shareholder. The Acquiring Fund Shares to be issued in the Transaction have the same rights and privileges as your shares of the Target Fund.

Like the Target Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders. The Acquiring Fund may hold special meetings for matters requiring shareholder approval. A meeting of the Acquiring Fund’s shareholders may also be called at any time by the Chairperson, the

President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized officer of the Trust, in the absence of the Chairperson and the President.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?
The following table sets forth, as of April 30, 2022, the separate capitalizations of the Target Fund and Acquiring Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Transaction. The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

	Target Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1]	Acquiring Fund after Transaction[1] (estimated)
Net assets (all classes)	$23,968,611	$75,884,913	$-	$99,853,524
Total shares outstanding	3,104,997	6,134,273	(1,165,386)	8,073,884

Class A net assets	$ 19,341,167	$ 642,537	$ 1,128,617	$ 21,112,321
Class A shares outstanding	2,491,516	52,003	(834,818)	1,708,701
Class A net asset value per share	$ 7.76	$ 12.36	None	$ 12.36

Class C net assets	$ 1,128,617	$ -	$ (1,128,617)	$ -
Class C shares outstanding	166,278	-	(166,278)	-
Class C net asset value per share	$ 6.79	$ -	None	$ -

Class R6 net assets	$ 839,993	$ 64,638,669	$ -	$ 65,478,662
Class R6 shares outstanding	107,806	5,225,548	(39,899)	5,293,455
Class R6 net asset value per share	$ 7.79	$ 12.37	None	$ 12.37

Institutional Service Class net assets	$ 2,658,834	$ 10,597,462	$ (2,658,834)	$ 10,597,462
Institutional Service Class shares outstanding	339,397	856,217	(339,397)	856,217

Institutional Service Class net asset value per share	$ 7.83	$ 12.38	None	$ 12.38
Eagle Class net assets	$ -	$ 6,245	$ 2,658,834	$ 2,665,079
Eagle Class shares outstanding	-	505	215,006	215,511
Eagle Class net asset value per share	$ -	$ 12.37	None	$ 12.37
1 Reflects the conversion of Target Fund Shares for Acquiring Fund Shares as a result of the Transaction.

MORE INFORMATION ABOUT THE FUNDS
Fund Administration and Transfer Agency Services. Under the terms of a Joint Fund Administration and Transfer Agency Agreement (the “Joint Administration Agreement”) dated May 1, 2010, Nationwide Fund Management LLC (“NFM”), an indirect wholly owned subsidiary of NFS, provides various administration and accounting services to the Funds and Nationwide Variable Insurance Trust (another trust also advised by NFA), including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at One Nationwide Plaza, Mail Code: 5-02-210 Columbus, Ohio 43215. Under the Joint Administration Agreement, NFM is paid an annual fee for fund administration and transfer agency services based on the sum of the following: (i) the amount payable by NFM to JPMorgan Chase Bank, N.A. (“JPMorgan”) under the Sub-Administration Agreement between NFM and JPMorgan and (ii) the amount payable by NFM to U.S. Bancorp Fund Services, LLC (“US Bancorp”) under the Sub-Transfer Agent Servicing Agreement between NFM and US Bancorp; and (iii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust. In addition, the Trust also pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Custodian. JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, NY 10008, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. The custodian performs no managerial or policy-making functions for the Funds.
Independent Registered Accounting Firm. PricewaterhouseCoopers LLP (“PwC”), Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as the Funds’ independent registered public accountant.
Additional Information. The following information about the Acquiring Fund or Target Fund (1933 Act File No. 333-40455 for the Acquiring Fund and Target Fund) is incorporated herein by reference and considered a part of this Prospectus/Information Statement: (i) the Target Fund

Prospectus dated February 28, 2022, which is incorporated by reference herein; (ii) the Acquiring Fund’s and the Target Fund’s SAI dated February 28, 2022, related to the Acquiring Fund Prospectus and the Target Fund Prospectus; (iii) the Statement of Additional Information dated [_______], 2022 (relating to this Prospectus/Information Statement), which has been filed with the SEC and is incorporated by reference herein; and (iv) the Acquiring Fund’s and the Target Fund’s Annual Report to Shareholders for the year ended October 31, 2021. You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC, by calling (800) 848-0920 or by writing to the Trust: One Nationwide Plaza, Mail Code: 5-02-210 Columbus, Ohio 43215.

This Prospectus/Information Statement, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 (call (202)-551-8090 for hours of operation). Also, copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s internet site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBITS TO
PROSPECTUS/INFORMATION STATEMENT
Exhibit
A	Form of Plan of Reorganization for the Target Fund
B	Financial Highlights

EXHIBIT A
FORM OF
PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this 14th day of September, 2022 is adopted by Nationwide Mutual Funds (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Nationwide Plaza, Mail Code 5-02-210, Columbus, Ohio 43215, on behalf of two of its series, as set forth below:

Nationwide Diamond Hill Large Cap Concentrated Fund (the “Target Fund”)	Nationwide GQG US Quality Equity Fund (the “Acquiring Fund”)
Class A	Class A
Class C
Class R6	Class R6
Institutional Service Class	Eagle Class

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill (“Assets”) of the Target Fund in exchange solely for shares of beneficial interest, without par value, of the corresponding class of shares of the Acquiring Fund listed in the table above; (ii) the assumption by the Acquiring Fund of all of the Target Fund’s Liabilities (as defined below); (iii) the distribution of each class of the Acquiring Fund’s shares to the shareholders of its corresponding class of shares of the Target Fund, according to their respective interests, in complete liquidation of the Target Fund; and (iv) the liquidation and dissolution of the Target Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Target Fund

(a) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Target Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing Assets of the Target Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Target Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) subject to clause (2), to discharge all of the Target Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Target Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Target Fund (hereinafter “Net Assets”). The Target Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust shall use commercially reasonable efforts to identify all of the Target Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date. To the extent that any Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b) Subject to the terms and conditions of this Plan, the Trust shall deliver to the Target Fund the number of shares of each class of the Acquiring Fund determined by dividing the net asset value per share of the corresponding share class of the Target Fund as of Close of Business on the Valuation Date by the net asset value per share of the corresponding class of the Acquiring Fund as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the corresponding Target Fund class as of Close of Business on the Valuation Date, provided, however, that the number of each class of shares of the Acquiring Fund to be so issued shall not exceed the number of shares determined by dividing the total net assets of the Target Fund, determined as of the Valuation Date, attributable to such class of shares of the Target Fund, by the net asset value per share of the corresponding class of the Acquiring Fund as of the Valuation Date. Each class of shares of the Acquiring Fund received shall be distributed pro rata to the shareholders of record of the corresponding class of the Target Fund as of the Close of Business on the Valuation Date.

(c) As soon as practicable following the Closing, the Trust shall dissolve the Target Fund and distribute pro rata to the Target Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Target Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Target Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Target Fund irrespective of whether such shareholders hold their shares in certificated form.

(d) At the Closing, any outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Target Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e) At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.

2.	Valuation

(a) The value of the Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of the Close of Business on the Valuation Date using the valuation procedures adopted by the Trust on behalf of the Target Fund and the Acquiring Fund (“Valuation Procedures”).

(b) The net asset value of a share of beneficial interest of the Acquiring Fund Class A Shares, Acquiring Fund Class R6 Shares, and Acquiring Fund Eagle Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the Valuation Procedures.

(c) The net asset value of a share of beneficial interest of the Target Fund Class A Shares, Target Fund Class C Shares, Target Fund Class R6 Shares and Target Fund Institutional Service Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the Valuation Procedures.

3.	Closing and Valuation Date

The Valuation Date shall be [_______], 2022 or such later date as the Trust may designate. The Closing shall take place at the principal office of the Trust, at One Nationwide Plaza, Columbus, Ohio 43215 at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Target Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Target Fund and the Acquiring Fund is practicable in the judgment of the Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Target Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the Target Fund, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Necessary Findings of Fact by the Trust on behalf of the Target Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Target Fund, without par value. Each outstanding share of the Target Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b) The financial statements appearing in the Target Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2021, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Target Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c) The books and records of the Target Fund, including FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements (“FIN 48 Workpapers”), made available to the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Target Fund.

(d) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Target Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e) At the Closing, the Trust, on behalf of the Target Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f) The Trust has elected to treat the Target Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Target Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of the Closing, and the consummation of the transaction contemplated by the Plan will not cause the Target Fund to fail to qualify as a RIC as of the Closing. The Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(g) There are no material contracts outstanding to which the Target Fund is a party, other than as disclosed in the Target Fund’s registration statement on Form N-1A filed with the U.S. Securities and Exchange Commission (the “Commission”) or the Target Fund’s Prospectus.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund. Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights. The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b) At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Target Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c) The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e) The books and records of the Acquiring Fund, including FIN 48 Workpapers, made available to the Target Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f) The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of the Closing, and the consummation of the transaction contemplated by the Plan will not cause the Acquiring Fund to fail to qualify as a RIC from and after the Closing. The Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(g) There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s registration statement on Form N-1A filed with the Commission or the Acquiring Fund’s Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Target Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is a statutory trust created under the laws of the State of Delaware on October 1, 2004, and is validly existing and in good standing under the laws of that state. The Trust, of which the Target Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b) The Trust has the necessary trust power and authority to conduct its business and the business of the Target Fund and Acquiring Fund as such businesses are now being conducted.

(c) The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”); By-Laws; or any material contract or material commitment or obligation that would be violated by its execution of or performance under the Plan. Furthermore, the Trust is not subject to any order or decree that would be violated by performance under this Plan.

(d) The Trust has full trust power and authority to enter into and perform its obligations under this Plan. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e) The Target Fund does not have any unamortized or unpaid organizational fees or expenses.

(f) Neither the Trust, the Target Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g) There are no legal, administrative or other proceedings or investigations against the Trust, the Target Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan. The Trust, the Target Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h) The Trust has duly filed, on behalf of the Target Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Target Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Target Fund or the Acquiring Fund, as applicable. The Trust has, on behalf of each of the Target Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Target Fund or the Acquiring Fund. The amounts established as provisions for Taxes in the books and records of each of the Target Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Target Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or before the Close of Business on the Valuation Date. No Tax return filed by the Trust on behalf of the Target Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority. To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Target Fund or the Acquiring Fund. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i) All information provided by the Trust for inclusion in, or transmittal with, the prospectus and statement of additional information with respect to this Plan pursuant to which the Target Fund shareholders will be informed of the Reorganization, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Obligations of the Trust on behalf of the Target Fund

(a) The Trust shall operate the business of the Target Fund as presently conducted between the date hereof and the Closing.

(b) The Trust, on behalf of the Target Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Target Fund’s shareholders.

(c) The Trust shall file, by the date of the Closing, all of the Target Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) At the Closing, the Trust shall provide:

(1) A statement of the respective tax basis and holding periods of all investments to be transferred by the Target Fund to the Acquiring Fund.

(2) A copy (which may be in electronic form) of the Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Department of the Treasury (the “Treasury Regulations”) following the Closing for all of the shareholders of record of the Target Fund’s shares as of the Close of Business on the Valuation Date, who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(3) A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Acquiring Fund after the Closing.

(4) If requested by the Trust on behalf of the Acquiring Fund, all FIN 48 Workpapers and supporting statements pertaining to the Target Fund.

(e) The Trust shall mail to each shareholder of record of the Target Fund as of the Valuation Date a prospectus and statement of additional information that complies in all material respects with the requirements of Form N-14.

(f) At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

(g) The Target Fund has made available to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(h) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing.

(i) The Target Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j) As promptly as practicable, but in any case within sixty (60) days after the date of Closing, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income Tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

(k) The Target Fund will declare prior to the Valuation Date and pay before the date of the Closing, a dividend with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (B) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after the reduction for any capital loss carryover).

8. Obligations of the Trust on behalf of the Acquiring Fund

(a) The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Target Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b) The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c) The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d) At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e) The Trust shall have filed with the Commission a registration statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such registration statement becomes effective as promptly as practicable. At the time such registration statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the registration statement becomes effective, and at the Closing, the prospectus and statement of additional information included in the registration statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in  light of the circumstances under which they were made, not misleading.

(f) The Acquiring Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Target Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a) That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b) The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Target Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d) That the Target Fund shall have declared prior to the Valuation Date and paid before the date of the Closing, a dividend or dividends with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of Target Fund’s investment company taxable income for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(e) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.

(f) That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and the assumption of its liabilities by, the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund pursuant to Section 361(a) and Section 357(a) of the Code;

(3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and shares of the Acquiring Fund pursuant to Section 1032(a) of the Code;

(4) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code;

(5) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Target Fund immediately prior to the Reorganization under Section 362(b) of the Code;

(6) The holding periods of the assets of the Target Fund received by the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code;

(7) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their shares in the Target Fund solely for the shares (including fractional shares to which they may be entitled) of the Acquiring Fund pursuant to Section 354(a) of the Code;

(8) The aggregate tax basis of the Acquiring Fund shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) of the Acquiring Fund will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9) The holding period of the Acquiring Fund shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares surrendered in exchange therefor, provided that the shareholder held the Target Fund shares as a capital asset on the effective date of the Reorganization pursuant to Section 1223(l) of the Code; and

(10) The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

No opinion will be expressed as to the effect of the Reorganization on: (i) the Target Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Target Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall contain such limitations as shall be in the opinion of SRSY appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this paragraph 9(f).

(g) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1) The Trust was created as a statutory trust under the laws of the State of Delaware on October 1, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Target Fund and Acquiring Fund;

(4) Assuming that the initial shares of beneficial interest of the Target Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Target Fund were sold, issued and paid for in accordance with the terms of the Target Fund’s Prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5) Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s Prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6) Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Target Fund or the Acquiring Fund;

(7) The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9) Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(h) That the Trust’s registration statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Target Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the registration statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i) That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Target Fund shareholder.

(j) That at the Closing, the Trust, on behalf of the Target Fund, transfers to the Acquiring Fund Net Assets of the Target Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Target Fund at the Close of Business on the Valuation Date.

(k) The Target Fund will provide the Acquiring Fund with (1) a statement of the respective Tax basis and holding period for all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by the Trust on behalf of the Acquiring Fund, all FIN 48 Workpapers pertaining to the Target Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for Tax periods ending after the Closing, and (5) if requested by the Trust on behalf of the Acquiring Fund, a statement of earnings and profits as provided in Section 7(e).

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Plan, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11.	Termination; Waiver; Order

(a) Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time prior to the Closing.

(b) If the transactions contemplated by this Plan have not been consummated by March 31, 2023 this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)  The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Target Fund, unless such further vote is required by applicable law.

12. Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Target Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Target Fund, or in connection with the transactions contemplated herein with respect to the Target Fund, shall be discharged only out of the assets of the Target Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Target Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13. Final Tax Returns and Forms 1099 of the Target Fund

(a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b) Any expenses incurred by the Trust or the Target Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Target Fund to the extent such expenses have been or should have been accrued by the Target Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

14.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

15. Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Mutual Funds, on behalf of Nationwide Diamond Hill Large Cap Concentrated Fund and Nationwide GQG US Quality Equity Fund

By __________________________________________
 Michael S. Spangler, President and Chief Executive Officer
Acknowledged by Nationwide Fund Advisors
By__________________________________________
 Michael S. Spangler, President

EXHIBIT B
FINANCIAL HIGHLIGHTS

The financial highlight tables on the following pages are intended to help you understand the Nationwide Diamond Hill Large Cap Concentrated Fund’s and Nationwide GQG US Quality Equity Fund’s financial performance for the past five fiscal years and are included in the Nationwide Diamond Hill Large Cap Concentrated Fund’s prospectus and Nationwide GQG US Quality Equity Fund’s prospectus which are each incorporated herein by reference. The fiscal year end for both the Nationwide Diamond Hill Large Cap Concentrated Fund and the Nationwide GQG US Quality Equity Fund is October 31. The financial highlights tables below provide additional information for the most recent six-month semiannual reporting period ended April 30, 2022.  Except with respect to the six-month semiannual reporting period ended April 30, 2022, the information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request.

Nationwide Diamond Hill Large Cap Concentrated Fund
Selected data for each share of capital outstanding throughout the periods indicated.

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Operations: Net Realized and Unrealized Gains (Losses) from Investments	Operations: Total from Operations	Distributions: Net Investment Income	Distributions: Net Realized Gains	Distributions: Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets, End of Period (In Thousands)	Ratios/Supplemental Data: Ratio of Expenses to Average Net Assets(d)	Ratios/Supplemental Data: Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratios/Supplemental Data: Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratios/Supplemental Data: Portfolio Turnover(c)(f)
Class A Shares														
4/30/2022 (Unaudited)	$ 9.35	$ 0.03	$ (0.82)	$ (0.79)	$ (0.03)	$ (0.77)	$ (0.80)	$ 7.76	(9.37)%	$ 19,341	0.91%	0.62%	1.66%	24.99%
10/31/2021	6.60	0.05	2.75	2.80	(0.05)	—	(0.05)	9.35	42.47%	21,532	0.96%	0.58%	1.79%	34.44%
10/31/2020	6.77	0.06	(0.18)	(0.12)	(0.05)	—	(0.05)	6.60	(1.76)%	16,030	1.16%	0.86%	1.94%	45.37%
10/31/2019	13.59	0.06	0.10	0.16	(0.15)	(6.83)	(6.98)	6.77	12.24%	18,153	1.18%	0.90%	1.89%	32.93%
10/31/2018	14.36	0.11	0.58	0.69	(0.11)	(1.35)	(1.46)	13.59	4.77%(g)	26,081	1.16%	0.78%	1.40%	176.54%
10/31/2017	12.72	0.08	2.62	2.70	(0.07)	(0.99)	(1.06)	14.36	22.46%	28,077	1.20%	0.61%	1.27%	81.60%
Class C Shares														
4/30/2022 (Unaudited)	8.29	(0.01)	(0.71)	(0.72)	(0.01)	(0.77)	(0.78)	6.79	(9.71)%	1,129	1.67%	(0.14)%	2.42%	24.99%
10/31/2021	5.87	(0.01)	2.44	2.43	(0.01)	—	(0.01)	8.29	41.40%	1,264	1.68%	(0.14)%	2.51%	34.44%
10/31/2020	6.02	0.01	(0.15)	(0.14)	(0.01)	—	(0.01)	5.87	(2.30)%	927	1.89%	0.16%	2.67%	45.37%
10/31/2019	12.91	0.01	0.02	0.03	(0.09)	(6.83)	(6.92)	6.02	11.36%	1,261	1.90%	0.18%	2.62%	32.93%
10/31/2018	13.73	0.01	0.56	0.57	(0.04)	(1.35)	(1.39)	12.91	4.05%(g)	2,034	1.89%	0.04%	2.11%	176.54%
10/31/2017	12.24	—	2.51	2.51	(0.03)	(0.99)	(1.02)	13.73	21.63%	2,878	1.86%	(0.03)%	1.96%	81.60%
Class R6 Shares(h)														
4/30/2022 (Unaudited)	9.39	0.04	(0.83)	(0.79)	(0.04)	(0.77)	(0.81)	7.79	(9.29)%	840	0.60%	0.94%	1.35%	24.99%
10/31/2021	6.63	0.08	2.76	2.84	(0.08)	—	(0.08)	9.39	42.94%	960	0.60%	0.95%	1.43%	34.44%
10/31/2020	6.79	0.08	(0.16)	(0.08)	(0.08)	—	(0.08)	6.63	(1.23)%	711	0.80%	1.22%	1.58%	45.37%
10/31/2019	13.62	0.10	0.08	0.18	(0.18)	(6.83)	(7.01)	6.79	12.58%	791	0.82%	1.33%	1.51%	32.93%
10/31/2018	14.40	0.15	0.59	0.74	(0.17)	(1.35)	(1.52)	13.62	5.12%(g)	2,249	0.82%	1.10%	0.98%	176.54%
10/31/2017	12.75	0.13	2.63	2.76	(0.12)	(0.99)	(1.11)	14.40	22.95%	38,149	0.82%	1.00%	0.90%	81.60%
Institutional Service Class Shares														
4/30/2022 (Unaudited)	9.43	0.03	(0.83)	(0.80)	(0.03)	(0.77)	(0.80)	7.83	(9.34)%	2,659	0.80%	0.74%	1.55%	24.99%
10/31/2021	6.66	0.06	2.77	2.83	(0.06)	—	(0.06)	9.43	42.61%	3,236	0.80%	0.74%	1.63%	34.44%
10/31/2020	6.83	0.07	(0.17)	(0.10)	(0.07)	—	(0.07)	6.66	(1.54)%	2,343	1.00%	1.04%	1.78%	45.37%
10/31/2019	13.64	0.07	0.11	0.18	(0.16)	(6.83)	(6.99)	6.83	12.46%	3,112	0.99%	1.06%	1.71%	32.93%
10/31/2018	14.41	0.14	0.58	0.72	(0.14)	(1.35)	(1.49)	13.64	4.96%(g)	3,553	0.97%	0.97%	1.20%	176.54%
10/31/2017	12.76	0.11	2.63	2.74	(0.10)	(0.99)	(1.09)	14.41	22.74%	4,264	0.97%	0.85%	1.03%	81.60%

Amounts designated as "—" are zero or have been rounded to zero.

(a) Per share calculations were performed using average shares method.

(b) Excludes sales charge.

(c) Not annualized for periods less than one year.

(d) Annualized for periods less than one year.

(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(g) Includes payment by an affiliate which impacted the Fund's per share operations activity and total return. The per share impact was $0.01 per share for all classes. Excluding the payment from the affiliate, the Class A, Class C, Class R6 and Institutional Service Class total returns are 4.69%, 3.89%, 4.88% and 4.88%, respectively.

(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide GQG US Quality Equity Fund
Selected data for each share of capital outstanding throughout the periods indicated.

PART B
STATEMENT OF ADDITIONAL INFORMATION
[__________], 2022

NATIONWIDE MUTUAL FUNDS
 One Nationwide Plaza
Mail Code: 5-02-210
Columbus, Ohio 43215
(800) 848-0920
www.nationwide.com/mutualfunds

Nationwide Diamond Hill Large Cap Concentrated Fund

This Statement of Additional Information (“SAI”) relates to the [_______], 2022 Combined Prospectus/Information Statement (the “Prospectus/Information Statement”) which describes a reorganization (the “Transaction”) of the Nationwide Diamond Hill Large Cap Concentrated Fund (the “Target Fund”) into the Nationwide GQG US Quality Equity Fund (the “Acquiring Fund”).  Both the Target Fund and the Acquiring Fund are series of Nationwide Mutual Funds (the “Trust”).  As a result of the Transaction, Target Fund shareholders will be issued shares of the Acquiring Fund (“Acquiring Fund Shares”) as shown below.

Target Fund	Acquiring Fund
Nationwide Diamond Hill Large Cap Concentrated Fund	Nationwide GQG US Quality Equity Fund
Class A	Class A
Class C	Class A
Class R6	Class R6
Institutional Service Class	Eagle Class

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement relating specifically to the Transaction.  A copy of the Prospectus/Information Statement may be obtained upon request and without charge by calling the Trust at (800) 848-0920.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement.  The Transaction will occur in accordance with the terms of the Plan of Reorganization (the “Plan”).

Table of Contents

GENERAL INFORMATION	3
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE SAI	3
PRO FORMA FINANCIAL INFORMATION	3

2

General Information

This SAI relates to (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Target Fund in exchange solely for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of all of the Target Fund’s liabilities; (iii) the distribution of Acquiring Fund Shares to the shareholders of the Target Fund, in complete liquidation of the Target Fund; and (iv) the liquidation and dissolution of the Target Fund as soon as practicable after the closing.  The reorganization of the Target Fund into the Acquiring Fund is currently expected to occur on or around [______], 2022, at which time there will be a pro rata distribution of Acquiring Fund Shares to the shareholders of the Target Fund according to their interests in complete liquidation of the Target Fund.  Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference into the SAI

This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.
Statement of Additional Information dated February 28, 2022, as revised and supplemented to date, with respect to the Target Fund and Acquiring Fund (previously filed on EDGAR, Accession No. 0001193125-22-046344).

2.
The audited financial statements and related report of PricewaterhouseCoopers LLP, the independent registered accounting firm, included in the Target Fund’s and Acquiring Fund’s Annual Report to Shareholders for the reporting period ended October 31, 2021, as amended to date (previously filed on EDGAR, Accession No. 0001839673-21-000029). No other parts of the Annual Report are incorporated herein by reference.

3.
The financial statements included in the Target Fund’s and Acquiring Fund’s Semiannual Report to Shareholders for the reporting period ended April 30, 2022, as amended to date (previously filed on EDGAR, Accession No.0001839673-22-000023). No other parts of the Semiannual Report are incorporated herein by reference.

PRO FORMA FINANCIAL INFORMATION

The financial highlight tables are intended to help you understand the financial performance of the Nationwide Diamond Hill Large Cap Concentrated Fund (“Target Fund”) and Nationwide GQG US Quality Equity Fund (“Acquiring Fund”) for the past five fiscal years and are included in the Acquiring Fund’s prospectus and Target Fund’s prospectus which are each incorporated herein by reference.  The Acquiring Fund’s prospectus also accompanies this Prospectus/Information Statement.  The pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Transaction had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Acquiring Fund and the Target Fund for the twelve-month period ended April 30, 2022.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Funds, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Transaction

The unaudited pro forma information for the twelve-month period ended April 30, 2022, has been prepared to give effect to the proposed Transaction pursuant to the Plan as if it had been consummated on May 1, 2021.

Basis of Pro Forma Financial Information

On September 14, 2022, the Board approved the Plan by which the Target Fund will transfer all of its assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the Acquiring Fund will assume all of the liabilities of the Target Fund.  Target Fund shareholders will receive the class of Acquiring Fund Shares indicated in Table 1 below.  The Acquiring Fund will issue Acquiring Fund Shares with an aggregate net asset value equal to the aggregate value of the net assets that it receives from the Target Fund, as determined pursuant to the terms of the

3

Plan.  All Acquiring Fund Shares delivered to the Target Fund will be delivered at net asset value without a sales load, commission or other similar fee being imposed.  Immediately following the transfer, the Acquiring Fund Shares received by the Target Fund will be distributed pro rata, on what is expected to be a tax-free basis for U.S. federal income tax purposes, to the shareholders of the Target Fund in proportion to their holdings of shares of the Target Fund.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, and the results of operations of the surviving fund for pre-organization periods will not be restated.  The Acquiring Fund will be the accounting survivor of the Transaction for financial statement purposes.

Table 1 – Reorganization Shares

Target Fund Shares	Acquiring Fund Shares

Target Fund Class A	Acquiring Fund Class A

Target Fund Class C	Acquiring Fund Class A

Target Fund Class R6	Acquiring Fund Class R6

Target Fund Institutional Service Class	Acquiring Fund Eagle Class

Table 2 – Target Fund’s and Acquiring Fund’s Net Assets as of April 30, 2022

The Table below shows the net assets of the Target Fund, the Acquiring Fund, and the pro forma combined net assets assuming the Transaction was completed as of April 30, 2022.

Target Fund Net Assets	Acquiring Fund Net Assets	Pro Forma Combined Net Assets after Transaction with Target Fund
$ 23,968,611	$75,884,913	$99,853,524

Pro Forma Adjustments

The table below reflects needed adjustments to expenses of the pro forma combined fund as if the Transaction had taken place on April 30, 2022. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.
Expense Category	Increase (decrease) in expense in dollars	Increase (decrease) in expense in basis points
Investment advisory fees	($26,408)	(2.67)
Fund administration fees	(75,686)	(7.66)
Registration and filing fees	(55,215)	(5.59)
Professional fees	(26,872)	(2.72)
Printing fees	(6,591)	(0.67)
Other	(5,040)	(0.51)

4

Accounting Policy

No significant accounting policies will change as a result of the Transaction, specifically, policies regarding valuation of portfolio securities of Subchapter M of the Internal Revenue Code of 1986, as amended.  In addition, the Transaction will not require any changes to the Acquiring Fund’s existing contracts.

Transaction Costs

The cost of the Transaction, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Target Fund all materials relating to the Transaction as well as the conversion costs associated with the Transaction (but excluding brokerage costs and capital gains taxes), will be borne by Nationwide Fund Advisors.

5

PART C

OTHER INFORMATION

Item 15.
Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A or Form N-14, as noted below:

	(1)	Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009 (the “Amended Declaration”), of the Registrant, Nationwide Mutual Funds (the “Trust”), a Delaware Statutory Trust, previously filed as Exhibit EX-28.a with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

	(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)
Third Amended and Restated Bylaws, dated August 28, 2020 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-28.b with the Trust’s registration statement on September 17, 2020, is hereby incorporated by reference.

	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Agreement and Plan of Reorganization, between the Registrant, on behalf of Nationwide Diamond Hill Large Cap Concentrated Fund and Nationwide GQG US Quality Equity Fund. (“Agreement and Plan of Reorganization”), is filed as Appendix A to the Prospectus/Information Statement and is incorporated herein by reference.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference into Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement, dated May 1, 2007, between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust, previously filed as Exhibit EX-23.d.2 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended March 11, 2021, previously filed as Exhibit EX-28.d.1.a with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

(b)
Investment Advisory Agreement, dated August 28, 2007, between the Trust and Nationwide Fund Advisors, pertaining to the Target Destination Funds of the Trust, previously filed as Exhibit EX-23.d.2 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended January 15, 2020, previously filed as Exhibit EX-28.d.2.a. with the Trust’s registration statement on January 15, 2020, is hereby incorporated by reference.

(c)
Investment Advisory Agreement, dated September 18, 2015, between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust, previously filed as Exhibit EX-28.d.3 with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended July 18, 2022, previously filed as Exhibit EX-28.d.3.a with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

	(d)	Subadvisory Agreements

(i)
Amended Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC, dated May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.3.a with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Amended Subadvisory Agreement, amended February 1, 2012, previously filed as Exhibit EX-28.d.3.a.1 with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(ii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, dated January 1, 2008, previously filed as Exhibit EX-23.d.3.h with the Trust’s registration statement on December 19, 2008, is hereby incorporated by reference.

			(1)	Exhibit A to the Subadvisory Agreement, amended May 1, 2013, previously filed as Exhibit EX-28.d.3.c.1 with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Brown Capital Management, LLC, dated August 26, 2011, previously filed as Exhibit EX-28.d.3.j with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and UBS Global Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.), dated July 19, 2011, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended November 19, 2012, previously filed as Exhibit EX-28.d.3.k.1 with the Trust’s registration statement on December 6, 2012, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Bailard, Inc., dated June 4, 2013, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on October 17, 2013, is hereby incorporated by reference.

	(1)	Exhibit A to the Subadvisory Agreement, amended March 31, 2014, previously filed as Exhibit EX-28.d.3.j.1 with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Geneva Capital Management LLC, dated March 16, 2020, previously filed as Exhibit EX-16.6.d.ix with the Trust’s registration statement on Form N-14 on July 22, 2020, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended March 11, 2021, previously filed as Exhibit EX-28.d.4.f.1 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(vii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Amundi Pioneer Institutional Asset Management, Inc. (formerly, Amundi Smith Breeden LLC, now known as Amundi Asset Management US, Inc.), dated September 25, 2015, previously filed as Exhibit EX-28.d.4.s with the Trust’s registration statement on October 14, 2015, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended January 14, 2019, previously filed as Exhibit EX-28.d.4.l.1 with the Trust’s registration statement on February 19, 2019, is hereby incorporated by reference.

(viii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Wellington Management Company LLP, dated December 14, 2016, previously filed as Exhibit EX-28.d.4.t with the Trust’s registration statement on December 14, 2016, is hereby incorporated by reference.

	(1)	Exhibit A to the Subadvisory Agreement, amended June 1, 2022, previously filed as Exhibit EX-28.d.4.i.1 with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

(ix)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Wellington Management Company LLP, dated November 13, 2017, previously filed as Exhibit EX-28.d.4.o with the Trust’s registration statement on November 22, 2017, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Loomis, Sayles & Company, L.P., dated May 5, 2017, previously filed as Exhibit EX-28.d.4.q with the Trust’s registration statement on May 5, 2017, is hereby incorporated by reference.

	(1)	Exhibit A to the Subadvisory Agreement, amended June 1, 2022, previously filed as Exhibit EX-28.d.4.k.1 with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

(xii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Loomis, Sayles & Company, L.P., dated November 13, 2017, previously filed as Exhibit EX-28.d.4.q with the Trust’s registration statement on November 22, 2017, is hereby incorporated by reference.

(xiii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Diamond Hill Capital Management, Inc., dated November 13, 2017, previously filed as Exhibit EX-28.d.4.s with the Trust’s registration statement on November 22, 2017, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended October 1, 2020, previously filed as Exhibit EX-28.d.4.q.1. with the Trust’s registration statement on October 16, 2020, is hereby incorporated by reference.

(xiv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and WCM Investment Management, dated November 13, 2017, previously filed as Exhibit EX-28.d.4.t with the Trust’s registration statement on November 22, 2017, is hereby incorporated by reference.

(xv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation), dated July 13, 2018, as amended August 5, 2019, previously filed as Exhibit EX-16.6.d.xx with the Trust’s registration statement on Form N-14 on September 27, 2019, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended March 12, 2020, previously filed as Exhibit EX-16.6.d.xx.1 with the Trust’s registration statement on Form N-14 on July 22, 2020, is hereby incorporated by reference.

(xvi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Western Asset Management Co., effective July 31, 2020, previously filed as Exhibit EX-28.d.4.t with the Trust’s registration statement on September 17, 2020, is hereby incorporated by reference.

(xvii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC, dated September 13, 2018, previously filed as Exhibit EX-28.d.4.w with the Trust’s registration statement on November 2, 2018, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended January 1, 2021, previously filed as Exhibit EX-28.d.4.r.1 with the Trust’s registration statement on February 18, 2021, is hereby incorporated by reference.

(xviii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc., dated March 12, 2020, previously filed as Exhibit EX-16.6.d.xxiv with the Trust’s registration statement on Form N-14 on July 22, 2020, is hereby incorporated by reference.

(xix)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and American Century Investment Management Inc., effective November 30, 2020, previously filed as Exhibit EX-28.d.4.w with the Trust’s registration statement on October 16, 2020, is hereby incorporated by reference.

(xx)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and GQG Partners LLC, effective January 7, 2021, previously filed as Exhibit EX-28.d.4.u with the Trust’s registration statement on February 18, 2021, is hereby incorporated by reference.

(xxi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC), effective January 13, 2021, previously filed as Exhibit EX-28.d.4.v with the Trust’s registration statement on February 18, 2021, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, effective July 18, 2022, previously filed as Exhibit EX-28.d.4.u.1 with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

(xxii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Newton Investment Management North America, LLC, effective August 31, 2021, previously filed as Exhibit EX-28.d.4.w with the Trust’s registration statement on Form N-1A on September 22, 2021, is hereby incorporated by reference.

(xxiii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Goldman Sachs Asset Management, L.P., effective September 23, 2021, previously filed as Exhibit EX-28.d.4.x with the Trust’s registration statement on December 10, 2021, is hereby incorporated by reference.

(xxiv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Insight North America LLC, effective February 2, 2022, previously filed as Exhibit EX-28.d.4.x with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(xxv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Jacobs Levy Equity Management, Inc., effective July 21, 2022, previously filed as Exhibit EX-28.d.4.y with the Trust’s registration statement on August 8, 2022, is hereby incorporated by refence.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Underwriting Agreement, dated May 1, 2007, between the Trust and Nationwide Fund Distributors, LLC, previously filed as Exhibit EX-23.e.1 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i) Schedule A to the Underwriting Agreement, amended July 18, 2022, previously filed as Exhibit EX-28.e.1.a with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

	(b)	Form of Dealer Agreement, dated 2008, previously filed as Exhibit EX-23.e.2 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement, Investment Company Rider, Global Proxy Service Rider and Special Terms and Conditions Rider, dated April 4, 2003, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-23.g.1 with the Trust’s registration statement on February 28, 2005, is hereby incorporated by reference.

(i)
Amendment to Global Custody Agreement, dated December 2, 2009, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(ii)
Amendment to Global Custody Agreement, dated December 9, 2015, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on September 30, 2016, is hereby incorporated by reference.

		(iii)	Amendment to Global Custody Agreement, dated February 1, 2022, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

		(iv)	Amendment to Global Custody Agreement, dated April 4, 2003, previously filed as Exhibit EX-28.g.1.f with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

		(v)	Amendment to Global Custody Agreement, effective August 31, 2022, filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on September 15, 2022, is hereby incorporated by reference.

(b)
Waiver to Global Custody Agreement, dated February 28, 2005, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-23.g.1.a with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(c)
Cash Trade Execution Rider to Global Custody Agreement, dated April 4, 2003, previously filed as Exhibit EX-23.g.1.b with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(d)
Concentration Accounts Agreement, dated December 2, 2009, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.4 with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(e)
Securities Lending Rider to Global Custody Agreement, dated March 28, 2014, previously filed as Exhibit EX-28.g.5 with the Trust’s registration statement on September 30, 2016, is hereby incorporated by reference.

(f)
Addendum to Fee Schedule to Securities Lending Rider to Global Custody Agreement, dated March 28, 2014, previously filed as Exhibit EX-28.g.6 with the Trust’s registration statement on September 30, 2016, is hereby incorporated by reference.

(g)
Joinder and Sixth Amendment to Securities Lending Agreement, dated February 4, 2022, previously filed as Exhibit EX-28.g.7 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Distribution Plan under Rule 12b-1, amended January 1, 2021, previously filed as Exhibit EX-28.m with the Trust’s registration statement on January 15, 2021, is hereby incorporated by reference.

	(b)	Rule 18f-3 Plan, effective March 2, 2009, amended July 18, 2022, previously filed as Exhibit EX-28.n with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

	(a)	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered shall be filed by amendment pursuant to an undertaking.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization shall be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement, dated May 1, 2010, between the Trust, Nationwide Variable Insurance Trust and Nationwide Fund Management LLC, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(i)
Schedule C to the Joint Fund Administration and Transfer Agency Agreement, amended September 1, 2012, previously filed as Exhibit EX-28.h.1.a with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

	(b)	Administrative Services Plan, amended January 1, 2021, previously filed as Exhibit EX-28.h.2 with the Trust’s registration statement on January 15, 2021, is hereby incorporated by reference.

(i)
Form of Servicing Agreement to Administrative Services Plan, dated January 2007, previously filed as Exhibit EX-23.h.2.b with the Trust’s registration statement on February 28, 2007, is hereby incorporated by reference.

	(c)	Form of Operational Service Agreement, dated 2007, previously filed as Exhibit EX-23.h.3 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(d)
Expense Limitation Agreement between the Trust and Nationwide Fund Advisors, amended January 9, 2008, previously filed as Exhibit EX-23.h.4 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(a) Amendment to Expense Limitation Agreement, dated March 1, 2017, previously filed as Exhibit EX-28.h.4.a with the Trust’s registration statement on May 5, 2017, is hereby incorporated by reference.

(b)
Amendment No. 2 to Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.4.b with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(c)
Exhibit A to the Expense Limitation Agreement, amended July 18, 2022, previously filed as Exhibit EX-28.h.4.c with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

(d)
Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio Business Trust  (“OBT”), and the Trust, dated February 28, 2005, assigning to the Trust OBT’s title, rights, interests, benefits and privileges in and to certain contracts listed in the Agreement, previously filed as Exhibit EX-23.h.11 with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(e)
Administrative Services Fee Waiver Agreement between the Trust and Nationwide Financial Services, Inc., on behalf of the Nationwide Government Money Market Fund, dated March 1, 2022, previously filed as Exhibit EX-28.h.6 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(f)
Rule 12b-1 Fee Waiver Agreement between the Trust and Nationwide Fund Advisors, on behalf of the Nationwide Government Money Market Fund, dated March 1, 2022, previously filed as Exhibit EX-28.h.7 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(g)
Amended and Restated Fee Waiver Agreement between the Trust and Nationwide Fund Advisers, on behalf of the Nationwide BNY Mellon Core Plus Bond ESG Fund, Nationwide Fund, Nationwide Government Money Market Fund, Nationwide Mid Cap Market Index Fund, and Nationwide Small Cap Index Fund, effective January 1, 2022, previously filed as Exhibit EX-28.h.8 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(h)
Investment Advisory Fee Waiver Agreement between the Trust and Nationwide Fund Advisers, dated March 1, 2022, relating to the Nationwide Government Money Market Fund, previously filed as Exhibit EX-28.h.9 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(i)
Fee Waiver Agreement between the Trust and Nationwide Fund Advisors, on behalf of the Nationwide Multi-Cap Portfolio, previously filed as Exhibit EX-28.h.10 with the Trust’s registration statement on September 15, 2022, is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit EX-16.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney, dated September 14, 2022, are filed herewith as Exhibit EX-16.16.a.

(b) Certificate of Assistant Secretary, dated September 14, 2022, is filed herewith as Exhibit EX-16.16.b.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)
Code of Ethics for Nationwide Fund Advisors, the Trust and Nationwide Variable Insurance Trust, dated November 2020, previously filed as Exhibit EX-28.p.1 with the Trust’s registration statement on February 18, 2021, is hereby incorporated by reference.

(b)
Code of Business Conduct and Ethics for BlackRock Investment Management, LLC, effective April 30, 2020, previously filed as Exhibit EX-28.p.2 with the Trust’s registration statement on February 18, 2021, is hereby incorporated by reference.

(c)
Code of Ethics for Nationwide Fund Distributors, LLC, dated April 30, 2017, previously filed as Exhibit EX-28.p.4 with the Trust’s registration statement on February 21, 2018, is hereby incorporated by reference.

(d)
Code of Ethics for Brown Capital Management, LLC, dated September 30, 2018, previously filed as Exhibit EX-28.p.6 with the Trust’s registration statement on February 19, 2020, is hereby incorporated by reference.

(e)
Code of Ethics for UBS Asset Management (Americas) Inc., dated September 2021, previously filed as Exhibit EX-28.p.5 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(f)
Code of Ethics and Business Conduct for Bailard, Inc., dated November 2021, previously filed as Exhibit EX-28.p.6 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(g)
Code of Ethics for Geneva Capital Management LLC, dated March 21, 2020, previously filed as Exhibit EX-28.p.7 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(h)
Code of Ethics Amundi Asset Management US, Inc., revised July 2021, previously filed as Exhibit EX-28.p.9. with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(i)
Code of Ethics for Wellington Management Company LLP, dated August 2, 2021, previously filed as Exhibit EX-28.p.10 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(j)
Code of Ethics for Loomis, Sayles & Company, L.P., amended December 16, 2020, previously file as Exhibit EX-28.p.12 with the Trust’s registration statement on Form N-1A on September 22, 2021, is hereby incorporated by reference.

(k)
Code of Ethics for Diamond Hill Capital Management, Inc., amended July 31, 2021, previously filed as Exhibit EX-28.p.12 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(l)
Code of Ethics for WCM Investment Management, dated May 1, 2021, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on Form N-1A on September 22, 2021, is hereby incorporated by reference.

(m)
Code of Ethics & Personal Trading Policy for Nationwide Asset Management, LLC, effective July 2020, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on February 18, 2021, is hereby incorporated by reference.

(n)
Personal Trading Policy and Code of Conduct for Bank of New York Mellon Corporation, dated March 8, 2021, previously filed as Exhibit EX-28.p.16 with the Trust’s registration statement on Form N-1A on September 22, 2021, is hereby incorporated by reference.

(o)
Code of Ethics for Western Asset Management Company, LLC, revised June 30, 2021, previously filed as Exhibit EX-28.p.17 with the Trust’s registration statement on Form N-1A on September 22, 2021, is hereby incorporated by reference.

(p)	Code of Ethics for American Century Investment Management, Inc., revised January 1, 2021, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

	(q)	Code of Ethics for GQG Partners LLC, dated March 22, 2021, previously filed as Exhibit EX-28.p.19 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(r)
Personal Code of Ethics for Janus Henderson, effective January 1, 2021, previously filed as exhibit EX-28.p.20 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(s)
Personal Securities Trading Policy for Newton Investment Management North America, LLC, effective March 31, 2021, previously filed as Exhibit EX-28.p.21 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(t)
Code of Conduct for Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc., dated November 2020, previously filed as Exhibit EX-28.p.22 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(u)
Employee Code of Conduct for Insight North America LLC, dated November 2020, previously filed as Exhibit EX-28.p.23 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(v)
Code of Ethics for Goldman Sachs Asset Management, L.P., effective August 29, 2019, previously filed as Exhibit EX-28.p.23 with the Trust’s registration statement on August 8,2022, is hereby incorporated by reference.

(w)
Code of Ethics for Jacobs Levy Equity Management, Inc., revised January 2016, previously filed as Exhibit EX-28.p.24 with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES
As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the city of Columbus, and State of Ohio, on this 21st day of September, 2022.
NATIONWIDE MUTUAL FUNDS

BY: /s/ Allan J. Oster
Allan J. Oster, Attorney-In Fact for Registrant

As required by the Securities 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the date written above.

Signature & Title

/s/Michael S. Spangler*
Michael S. Spangler, President, Chief
Executive Officer and Principal Executive
Officer

/s/Lee Cummings*
Lee Cummings, Senior Vice President,
Treasurer and Principal Financial Officer

/s/Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/Lorn C. Davis*
Lorn C. Davis, Trustee

/s/Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/Keith F. Karlawish*
Keith F. Karlawish, Trustee and Chairman

/s/Carol A. Kosel*
Carol A. Kosel, Trustee

/s/Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/M. Diane Koken*
M. Diane Koken, Trustee

/s/David E. Wezdenko*
David E. Wezdenko, Trustee

*BY: /s/ Allan J. Oster
        Allan J. Oster, Attorney-In-Fact